Other Liabilities - Non-current - Summary of Movement of Contract Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Miscellaneous non-current liabilities [abstract]
Opening contract liabilities	$ 1,222.6	₨ 92,504.7	₨ 78,678.9
Transition impact of IFRS 15			2,766.9
Amount recognized in revenue during the year	(590.3)	(44,667.2)	(35,783.9)
Amount received in advance during the year	562.4	42,551.5	49,580.5
Amount refunded to customers during the year	(3.7)	(281.5)	(2,175.5)
Reversal of liabilities directly associated with assets held-for-sale			717.7
Currency translation	34.5	2,616.5	(1,279.9)
Balance at the end	$ 1,225.5	₨ 92,724.0	₨ 92,504.7